STOCKHOLDERS' EQUITY (Details 2) $ / shares in Units, $ in Thousands, shares in Millions						1 Months Ended				12 Months Ended			161 Months Ended
	Nov. 29, 2013 USD ($)	Oct. 31, 2013	Aug. 30, 2013 USD ($)	May. 31, 2013 USD ($)	Feb. 28, 2013 USD ($)	Nov. 30, 2013 $ / shares	Jul. 31, 2013 $ / shares	Apr. 30, 2013 $ / shares	Jan. 31, 2013 $ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2014 USD ($)
Dividends
Cash dividends declared per common share (in dollars per share) | $ / shares						$ 0.15	$ 0.70	$ 0.70	$ 0.70
Reverse stock split ratio by the parent company		0.14
Cash dividend paid including dividend equivalents paid on nonvested restricted stock units	$ 2,200		$ 9,700	$ 9,700	$ 9,400							$ 30,982
Common Stock Repurchases
Amount of stock repurchased under stock repurchase program										$ 0			$ 150,200
Remaining authorization under the stock repurchase program										80,000
Remittances for withholding tax										$ 1,700	$ 2,800	$ 4,300
Common stock shares withheld to pay employee tax withholding | shares										0.1	0.3	0.3